EQ ADVISORS TRUSTSM

EQ/MFS Technology Portfolio

SUPPLEMENT DATED MAY 13, 2022, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The following changes are being made to the Summary Prospectus, Prospectus and SAI:

Effective May 15, 2022, the section of the Summary Prospectus and Prospectus entitled “EQ/MFS Technology Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
Reinier Dobbelmann	Portfolio Manager of MFS	May 2022

Effective immediately, the section of the Summary Prospectus and Prospectus entitled “EQ/MFS Technology Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”)” is amended to add the following information immediately following the table:

MFS anticipates that Matthew Sabel will retire as portfolio manager of the Portfolio by May 31, 2024.

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Effective May 15, 2022, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)” is amended to add an additional portfolio manager responsible for the investment decisions of the EQ/MFS Technology Portfolio:

Reinier Dobbelmann is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 1998.

Effective immediately, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)” is amended to add the following information with respect to Matthew Sabel and the EQ/MFS Technology Portfolio:

MFS anticipates that Matthew Sabel will retire as a portfolio manager of the Portfolio by May 31, 2024.

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Effective May 15, 2022, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — MFS Investment Management” is amended to add the following information:

MFS Investment Management (“MFS” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of March 31, 2022						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/MFS Technology Portfolio
Reinier Dobbelmann	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

As of March 31, 2022, the dollar range of shares of the Portfolio beneficially owned by the respective Portfolio’s portfolio manager, as applicable, was none.